Note 3 - Summary of Significant Accounting Policies - 10Q (Details) - Basic Net Loss Per Share (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Numerator:
Net income (loss) (in Dollars)	$ 494,000	$ (1,760,000)	$ 454,000	$ (2,769,000)	$ (1,937,000)	$ (4,713,000)
Preferred stock dividends (in Dollars)				(93,000)	(93,000)	(414,000)
Numerator for diluted earnings per share-net Income (loss) attributable to common stockholders - as adjusted (in Dollars)	494,000	(1,760,000)	454,000	(2,862,000)	(2,030,000)	(5,127,000)
Denominator:
Denominator for basic earnings per share--weighted average shares	72,232,218	26,088,530	49,289,601	23,855,581	25,014,166	19,697,033
Effect of dilutive securities:
Stock options	0	0	0	0	0	0
Warrants	0	0	0	0	0	0
Dilutive potential common shares	2,511,118		6,035,007
Denominator for diluted earnings per share--adjusted weighted-average shares and assumed conversions	74,743,336	26,088,530	55,324,608	23,855,581	25,014,166	19,697,033
Net income (loss) available to common stockholders
Basic (in Dollars per share)	$ 0.01	$ (0.07)	$ 0.01	$ (0.12)	$ (0.08)	$ (0.18)
Diluted (in Dollars per share)	$ 0.01	$ (0.07)	$ 0.01	$ (0.12)	$ (0.08)	$ (0.18)
Net Income [Member]
Numerator:
Net income (loss) (in Dollars)	494,000	(1,760,000)	454,000	(2,769,000)
Preferred Stock [Member]
Numerator:
Preferred stock dividends (in Dollars)				(93,000)
Earnings Per Share, Basic [Member]
Numerator:
Numerator for basic earnings per share- Income (loss) attributable to common stockholders - as adjusted (in Dollars)	494,000	(1,760,000)	454,000	(2,862,000)	(2,030,000)	(3,524,000)
Earnings Per Share, Diluted [Member]
Numerator:
Numerator for diluted earnings per share-net Income (loss) attributable to common stockholders - as adjusted (in Dollars)	$ 494,000	$ (1,760,000)	$ 454,000	$ (2,862,000)	$ (2,030,000)	$ (3,524,000)